Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000247204 | FR_TSR_SCT_GZ5K2
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000247204 | FR_TSR_SCT_GZ5K1
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000247204 | FR_TSR_SCT_GZ5K4
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000247204 | FR_TSR_SCT_GZ5K3
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000247204 | FR_TSR_SCT_GZ5K5
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247204 | FR_TSR_SCT_GZ5K6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247204 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
C000247204 | Financials
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
C000247205 | FR_TSR_SCT_GZ5K2
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000247205 | FR_TSR_SCT_GZ5K1
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000247205 | FR_TSR_SCT_GZ5K4
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000247205 | FR_TSR_SCT_GZ5K3
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000247205 | FR_TSR_SCT_GZ5K5
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247205 | FR_TSR_SCT_GZ5K6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247205 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
C000247205 | Financials
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
C000247206 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000247206 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.90%
C000247206 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000247206 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.00%
C000247206 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.50%
C000247206 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000247206 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247206 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247206 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000247206 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000247206 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000247207 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000247207 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.90%
C000247207 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000247207 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.00%
C000247207 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.50%
C000247207 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000247207 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247207 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247207 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000247207 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000247207 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%